Disposal of Subsidiary - Consideration Received, Assets and Liabilities Transferred and Other Items Related to Disposal of Subsidiary (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Assets
Cash and cash equivalents	$ 553,391.7	$ 18,670.4	$ 541,253.8	$ 18,260.9	$ 562,688.9	$ 358,449.0
Inventories	73,880.7	2,492.6	48,682.2
Other current assets	4,222.4	142.5	3,385.4
Property, plant and equipment	1,062,542.3	35,848.3	997,777.7		853,470.3
Intangible assets	14,175.2	478.2	14,614.8		14,065.9
Others	7,205.5		4,885.8
TOTAL	1,991,732.0	67,197.4	1,886,296.7
Liabilities
Accrued expenses and other current liabilities	65,588.4	2,212.8	36,581.6
Total liabilities	497,285.5	16,777.5	526,450.9
NON-CONTROLLING INTERESTS	699.7	23.6	795.1
Less: Balance of cash and cash equivalents disposed of	553,391.7	$ 18,670.4	$ 541,253.8	$ 18,260.9	$ 562,688.9	$ 358,449.0
Disposal groups classified as held for sale [member]
Disclosure Of Discontinued Operation [line items]
Total consideration received	825.0
Expenditure associated with consideration received	(142.5)
Net consideration received	682.5
Assets
Cash and cash equivalents	81.5
Inventories	28.5
Other current assets	91.3
Property, plant and equipment	643.7
Intangible assets	47.4
Others	51.8
TOTAL	944.2
Liabilities
Salary and bonus payable	38.2
Accrued expenses and other current liabilities	68.1
Net defined benefit liability	35.9
Others	76.9
Total liabilities	219.1
Net assets disposed of	725.1
Net consideration received	682.5
Net assets disposed of	(725.1)
NON-CONTROLLING INTERESTS	42.6
Gain/loss on disposal of subsidiary	0.0
Net consideration received	682.5
Less: Balance of cash and cash equivalents disposed of	81.5
Net cash inflow arising from disposal of subsidiary	$ 601.0